Fair Value Measurements	6 Months Ended
Jun. 30, 2026
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 6. Fair Value Measurements

The table below presents the Company’s financial assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair hierarchy:

	As of June 30, 2026
	Level 1	Level 2	Level 3	Total
Assets:
Digital assets - restricted	$53,366	$-	$-	$53,366
Total assets, measured at fair value	$53,366	$-	$-	$53,366

Liabilities:
Demand notes - related party	$51,796	$-	$-	$51,796
Warrant liability	4,715,000			4,715,000
Total liabilities, measured at fair value	$4,766,796	$-	$-	$4,766,796

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Digital assets - restricted	$97,912	$-	$-	$97,912
Total assets, measured at fair value	$97,912	$-	$-	$97,912

Liabilities:
Demand notes - related party	$97,912	$-	$-	$97,912
Total liabilities, measured at fair value	$97,912	$-	$-	$97,912

Level 1 instruments consisted of digital assets, related party demand notes and public warrants which are valued using quoted priced in active markets for the underlying tokens and warrants at the reporting date, with the changes recognized in the condensed consolidated statements of operations. See Notes 5, 9 and 14.

Demand notes denominated in cash are excluded from the fair value table.

The change in the fair value of the Company’s assets and liabilities measured at fair value during the three and six months ended June 30, 2026 were as follows:

	Digital assets	Demand notes - related party	Warrant liability

Balance at March 31, 2026	$70,121	$69,455	$-
Digital assets earned in the period	904	-	-
Warrant liability assumed in merger	-	-	6,900,000
Change in estimated fair value	(17,659)	(17,659)	(2,185,000)
Balance at June 30, 2026	$53,366	$51,796	$4,715,000

Balance at December 31, 2025	$97,912	$97,912	$-
Digital assets earned in the period	1,570	-	-
Warrant liability assumed in merger	-	-	6,900,000
Change in estimated fair value	(46,116)	(46,116)	(2,185,000)
Balance at June 30, 2026	$53,366	$51,796	$4,715,000